AB Active ETFs, Inc.

AB Core Plus Bond ETF

Portfolio of Investments

February 28, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 43.2%
United States – 43.2%
U.S. Treasury Bonds 1.125%, 08/15/2040	$2,971	$1,931,150
1.375%, 11/15/2040	1,467	985,182
2.375%, 11/15/2049	342	228,606
2.875%, 05/15/2049	1,175	875,191
3.00%, 02/15/2048	2,559	1,975,628
3.00%, 02/15/2049	51	38,991
3.125%, 05/15/2048	7,012	5,523,046
3.375%, 11/15/2048	2,141	1,755,285
4.125%, 08/15/2053	725	665,187
4.50%, 11/15/2054	64	62,530
4.625%, 02/15/2055	2,576	2,569,560
4.75%, 08/15/2055	1,925	1,960,492
U.S. Treasury Notes 1.25%, 04/30/2028	1,414	1,351,475
2.375%, 03/31/2029	2,049	1,987,850
2.75%, 08/15/2032	1,001	947,587
2.875%, 05/15/2032	2,443	2,336,691
3.125%, 08/31/2029	1,949	1,929,358
3.25%, 06/30/2029	6,084	6,052,154
3.50%, 01/31/2028	1,204	1,206,352
3.50%, 10/15/2028	353	353,965
3.50%, 04/30/2030	538	538,462
3.50%, 02/15/2033	357	352,091
3.75%, 06/30/2030	578	584,051
3.75%, 10/31/2032	759	761,253
3.875%, 09/30/2029	5,288	5,364,841
3.875%, 11/30/2029	4,396	4,460,910
3.875%, 12/31/2029	2,500	2,537,500
4.00%, 02/28/2030	11,207	11,429,389
4.00%, 07/31/2032	950	967,590
4.125%, 10/31/2026	171	171,528
4.125%, 01/31/2027	3,204	3,220,521
4.125%, 10/31/2029	971	993,682
4.125%, 11/30/2029	7,164	7,333,026
4.125%, 08/31/2030	1,113	1,141,521
4.25%, 12/31/2026	6,170	6,204,947
4.25%, 11/15/2034	6,952	7,143,180
4.25%, 05/15/2035	2,299	2,357,912
4.25%, 08/15/2035	187	191,646
4.375%, 05/15/2034	799	829,587
4.50%, 05/15/2027	1,385	1,401,230
4.625%, 02/15/2035	431	454,705

Total Governments - Treasuries (cost $91,771,880)		93,175,852

CORPORATES - INVESTMENT GRADE – 36.4%
Industrial – 18.1%
Basic – 0.4%
Glencore Funding LLC 4.907%, 04/01/2028(a)	63	64,144
5.186%, 04/01/2030(a)	29	29,992
5.338%, 04/04/2027(a)	293	297,181
LYB International Finance III LLC 5.125%, 01/15/2031	78	79,296

	Principal Amount (000)	U.S. $ Value

Rio Tinto Finance USA PLC 4.875%, 03/14/2030	$65	$67,127
5.00%, 03/14/2032	65	67,558
5.25%, 03/14/2035	65	67,928
Steel Dynamics, Inc. 4.00%, 12/15/2028	78	78,050

		751,276

Capital Goods – 1.4%
ABB Finance USA, Inc. 4.375%, 05/08/2042	466	423,916
Caterpillar Financial Services Corp. 3.95%, 11/14/2028	78	78,399
4.80%, 01/08/2030	25	25,957
Series K 4.10%, 08/15/2028	69	69,607
CNH Industrial Capital LLC 4.375%, 03/07/2031	72	71,911
4.75%, 03/21/2028	46	46,617
CRH America Finance, Inc. 4.40%, 02/09/2031	75	75,532
5.00%, 02/09/2036	75	75,903
General Electric Co. 4.30%, 07/29/2030	59	59,961
Howmet Aerospace, Inc. 3.75%, 03/03/2028	81	80,910
3.90%, 04/15/2029	81	81,087
4.75%, 04/15/2036	81	81,239
John Deere Capital Corp. 4.375%, 10/15/2030	59	60,020
4.65%, 01/07/2028	25	25,460
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 2.00%, 09/16/2031	409	364,534
Lockheed Martin Corp. 4.15%, 08/15/2028	60	60,586
4.40%, 08/15/2030	60	61,088
5.20%, 02/15/2064	529	498,244
Parker-Hannifin Corp. 4.10%, 03/01/2047	496	419,745
Republic Services, Inc. 4.75%, 07/15/2030	65	66,797
RTX Corp. 3.125%, 05/04/2027	131	129,982
Textron, Inc. 4.95%, 03/15/2036	78	78,436
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	60	61,772

		2,997,703

Communications - Media – 1.0%
Meta Platforms, Inc. 4.20%, 11/15/2030	70	70,652
4.60%, 11/15/2032	70	71,169
4.65%, 08/15/2062	521	422,646
5.55%, 08/15/2064	416	391,722
5.625%, 11/15/2055	70	68,518

	Principal Amount (000)	U.S. $ Value

5.75%, 05/15/2063	$408	$396,564
5.75%, 11/15/2065	66	64,250
Omnicom Group, Inc. 4.20%, 03/02/2029	85	85,147
5.00%, 06/02/2033	85	84,729
5.30%, 06/02/2036	85	84,265
Paramount Global 4.85%, 07/01/2042	448	303,874
4.90%, 08/15/2044	48	30,834
4.95%, 05/19/2050	154	97,276

		2,171,646

Communications - Telecommunications – 0.2%
AT&T, Inc. 2.30%, 06/01/2027	135	132,420
4.75%, 04/30/2033	80	81,108
5.125%, 04/30/2036	80	81,122
5.85%, 04/30/2046	80	80,702
T-Mobile USA, Inc. 2.625%, 02/15/2029	10	9,622
Verizon Communications, Inc. 4.75%, 01/15/2033	78	79,101

		464,075

Consumer Cyclical - Automotive – 2.0%
American Honda Finance Corp. 4.15%, 01/08/2029	72	72,372
4.25%, 09/01/2028	69	69,522
4.45%, 01/08/2031	72	72,706
4.55%, 07/09/2027	60	60,571
5.10%, 01/08/2036	72	72,613
Series G 4.50%, 09/04/2030	69	69,810
BMW US Capital LLC 4.15%, 08/11/2027(a)	70	70,313
4.50%, 08/11/2030(a)	70	70,934
4.75%, 03/21/2028(a)	65	66,078
5.05%, 03/21/2030(a)	61	63,031
Daimler Truck Finance North America LLC 4.15%, 01/12/2029(a)	150	150,429
4.50%, 04/12/2031(a)	150	150,871
Ford Motor Co. 3.25%, 02/12/2032	410	368,709
4.75%, 01/15/2043	586	471,314
5.291%, 12/08/2046	492	419,799
General Motors Co. 5.40%, 04/01/2048	638	587,923
5.95%, 04/01/2049	115	113,252
6.25%, 10/02/2043	485	497,561
Honda Motor Co., Ltd. 4.436%, 07/08/2028	60	60,679
Hyundai Capital America 4.25%, 09/18/2028(a)	71	71,309
4.30%, 09/24/2027(a)	25	25,110
4.50%, 09/18/2030(a)	71	71,569

	Principal Amount (000)	U.S. $ Value

4.55%, 09/26/2029(a)	$17	$17,237
5.10%, 06/24/2030(a)	54	55,707
5.15%, 03/27/2030(a)	63	65,122
5.30%, 06/24/2029(a)	25	25,887
5.35%, 03/19/2029(a)	9	9,307
6.10%, 09/21/2028(a)	179	187,298
PACCAR Financial Corp. 4.00%, 08/08/2028	70	70,599
Series R 4.00%, 11/07/2028	79	79,559
Toyota Motor Credit Corp. 4.05%, 09/05/2028	69	69,556
Series B 3.75%, 01/12/2028	72	72,122
4.20%, 01/10/2031	72	72,518

		4,401,387

Consumer Cyclical - Other – 0.4%
Las Vegas Sands Corp. 5.625%, 06/15/2028	44	45,066
Marriott International, Inc./MD 4.20%, 07/15/2027	71	71,316
4.50%, 05/01/2033	82	81,773
4.90%, 04/15/2029	293	300,164
5.10%, 05/01/2038	63	62,427
Voyager Parent LLC 9.25%, 07/01/2032(a)	334	356,578

		917,324

Consumer Cyclical - Restaurants – 0.1%
McDonald’s Corp. 4.40%, 02/12/2031	51	51,823
4.60%, 05/15/2030	65	66,574
Starbucks Corp. 4.50%, 05/15/2028	59	59,680

		178,077

Consumer Cyclical - Retailers – 0.2%
7-Eleven, Inc. 1.30%, 02/10/2028(a)	144	136,835
Home Depot, Inc. (The) 3.75%, 09/15/2028	72	72,360
3.95%, 09/15/2030	72	72,269
Lowe’s Cos., Inc. 3.95%, 10/15/2027	55	55,174
4.00%, 10/15/2028	64	64,169
Walmart, Inc. 4.10%, 04/28/2027	62	62,387
4.35%, 04/28/2030	62	63,303

		526,497

Consumer Non-Cyclical – 5.4%
Abbott Laboratories 4.65%, 03/15/2036	83	82,954
4.75%, 03/15/2038	83	82,710

	Principal Amount (000)	U.S. $ Value

AbbVie, Inc. 3.775%, 03/03/2028	$85	$85,117
4.125%, 03/15/2031	85	85,262
4.40%, 03/15/2033	85	85,369
4.75%, 03/15/2036	85	85,468
5.55%, 03/15/2056	85	85,496
5.65%, 03/15/2066	85	85,302
Altria Group, Inc. 4.45%, 05/06/2050	490	397,174
4.50%, 08/06/2030	70	71,132
5.95%, 02/14/2049	419	424,053
Amgen, Inc. 4.20%, 02/19/2031	81	81,237
4.85%, 02/19/2036	81	81,437
5.50%, 02/19/2046	81	80,546
5.65%, 02/19/2056	81	80,844
5.75%, 03/02/2063	397	392,887
Astrazeneca Finance LLC 4.00%, 03/02/2031	85	85,132
4.30%, 03/02/2033	85	85,220
4.60%, 03/02/2036	85	84,986
BAT Capital Corp. 2.259%, 03/25/2028	55	53,201
4.625%, 03/22/2033	19	19,070
5.282%, 04/02/2050	335	307,285
5.65%, 03/16/2052	288	275,973
Baxter International, Inc. 4.90%, 12/15/2030	78	78,452
Bunge Ltd. Finance Corp. 4.55%, 08/04/2030	69	70,101
Campbell’s Co. (The) 4.55%, 03/21/2031	80	80,028
Cardinal Health, Inc. 4.50%, 09/15/2030	66	66,917
Cargill, Inc. 4.125%, 10/23/2030(a)	77	77,229
4.625%, 02/11/2028(a)	20	20,331
Cencora, Inc. 3.95%, 02/13/2029	85	85,044
4.25%, 11/15/2030	85	85,320
4.60%, 02/13/2033	85	85,604
4.90%, 02/13/2036	85	85,582
Constellation Brands, Inc. 4.80%, 05/01/2030	62	63,556
DENTSPLY SIRONA, Inc. 3.25%, 06/01/2030	329	308,628
Eli Lilly & Co. 4.15%, 03/15/2059	487	391,850
4.90%, 10/15/2035	71	72,713
4.95%, 02/27/2063	182	165,311
5.10%, 02/09/2064	37	34,359
5.20%, 08/14/2064	590	555,992
5.55%, 10/15/2055	71	72,129
5.65%, 10/15/2065	92	93,086
Estee Lauder Cos., Inc. (The) 5.15%, 05/15/2053	444	415,282
GE HealthCare Technologies, Inc. 4.15%, 12/15/2028	79	79,344

	Principal Amount (000)	U.S. $ Value

HCA, Inc. 4.30%, 11/15/2030	$31	$31,047
4.60%, 11/15/2032	77	77,052
5.00%, 03/01/2028	59	60,199
Japan Tobacco, Inc. 4.85%, 05/15/2028(a)	150	152,904
5.25%, 06/15/2030(a)	150	156,471
Johnson & Johnson 4.85%, 03/01/2032	59	61,870
5.00%, 03/01/2035	59	62,061
Keurig Dr. Pepper, Inc. 4.60%, 05/15/2030	62	62,606
Mars, Inc. 4.60%, 03/01/2028(a)	39	39,588
4.80%, 03/01/2030(a)	67	68,853
5.00%, 03/01/2032(a)	67	69,322
McCormick & Co., Inc./MD 4.15%, 02/15/2029	80	80,550
McKesson Corp. 4.65%, 05/30/2030	60	61,401
4.95%, 05/30/2032	60	62,375
Merck & Co., Inc. 2.90%, 12/10/2061	161	95,355
4.45%, 12/04/2032	79	80,042
4.75%, 12/04/2035	79	79,766
4.95%, 09/15/2035	69	70,740
5.00%, 05/17/2053	96	89,241
5.15%, 05/17/2063	453	420,932
5.50%, 03/15/2046	79	79,942
5.55%, 12/04/2055	79	79,153
5.70%, 12/04/2065	419	420,751
Novartis Capital Corp. 3.90%, 11/05/2028	76	76,334
4.10%, 11/05/2030	76	76,468
4.30%, 11/05/2032	76	76,596
5.20%, 11/05/2045	76	75,232
5.30%, 11/05/2055	76	75,230
PepsiCo, Inc. 4.30%, 07/23/2030	59	60,178
4.45%, 02/07/2028	20	20,303
4.60%, 02/07/2030	20	20,553
Philip Morris International, Inc. 2.10%, 05/01/2030	144	133,233
4.00%, 10/29/2030	77	76,808
4.125%, 04/28/2028	62	62,413
4.25%, 10/29/2032	77	76,781
4.375%, 04/30/2030	62	62,768
4.625%, 10/29/2035	77	76,185
5.25%, 02/13/2034	196	205,239
5.375%, 02/15/2033	286	301,696
Stryker Corp. 4.70%, 02/10/2028	20	20,295
Sysco Corp. 4.40%, 07/25/2031	41	41,148
5.10%, 09/23/2030	56	58,123
Thermo Fisher Scientific, Inc. 4.20%, 03/01/2031	74	74,545

	Principal Amount (000)	U.S. $ Value

4.55%, 06/15/2033	$84	$84,979
4.902%, 02/12/2036	84	85,404
5.546%, 02/12/2046	84	85,630
Tyson Foods, Inc. 3.55%, 06/02/2027	132	131,384
Utah Acquisition Sub, Inc. 5.25%, 06/15/2046	91	76,697
Viatris, Inc. 3.85%, 06/22/2040	506	398,495
4.00%, 06/22/2050	577	394,858

		11,574,509

Energy – 1.4%
Canadian Natural Resources Ltd. 6.25%, 03/15/2038	363	391,957
Chevron USA, Inc. 3.95%, 08/13/2027	69	69,363
4.05%, 08/13/2028	69	69,694
4.30%, 10/15/2030	69	70,264
4.405%, 02/26/2027	37	37,272
4.475%, 02/26/2028	60	60,962
4.687%, 04/15/2030	60	61,842
ConocoPhillips Co. 5.65%, 01/15/2065	140	137,326
Enbridge, Inc. 4.20%, 11/20/2028	78	78,441
4.50%, 02/15/2031	78	78,761
4.60%, 06/20/2028	59	59,813
4.90%, 06/20/2030	17	17,493
Energy Transfer LP 4.55%, 01/15/2031	79	79,781
5.35%, 01/15/2036	79	80,262
5.95%, 05/15/2054	402	387,846
6.30%, 01/15/2056	79	79,871
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077	129	129,324
MPLX LP 4.80%, 02/15/2031	67	68,399
Plains All American Pipeline LP/PAA Finance Corp. 4.70%, 01/15/2031	65	66,002
Shell Finance US, Inc. 5.125%, 10/15/2041(a)	370	367,399
Suncor Energy, Inc. 6.85%, 06/01/2039	495	556,934
Targa Resources Corp. 4.35%, 04/15/2031	26	25,998
Woodside Finance Ltd. 4.90%, 05/19/2028	60	61,027

		3,036,031

Other Industrial – 0.5%
Ferguson Finance PLC 3.25%, 06/02/2030(a)	238	228,692
President & Fellows of Harvard College 6.50%, 01/15/2039(a)	165	191,506

	Principal Amount (000)	U.S. $ Value

University of Southern California 4.976%, 10/01/2053	$324	$311,195
Washington University (The) 4.349%, 04/15/2122	440	346,012

		1,077,405

Services – 1.0%
Amazon.com, Inc. 2.70%, 06/03/2060	140	79,110
3.25%, 05/12/2061	587	377,547
4.10%, 11/20/2030	78	78,568
4.10%, 04/13/2062	500	384,745
4.25%, 08/22/2057	474	382,200
4.35%, 03/20/2033	78	78,612
4.65%, 11/20/2035	78	78,365
5.45%, 11/20/2055	78	76,733
5.55%, 11/20/2065	154	150,626
Cintas Corp. No. 2 4.20%, 05/01/2028	62	62,542
eBay, Inc. 4.25%, 03/06/2029	76	76,528
Mastercard, Inc. 4.55%, 03/15/2028	59	59,981
4.95%, 03/15/2032	59	61,617
Quanta Services, Inc. 4.30%, 08/09/2028	70	70,554
RELX Capital, Inc. 4.75%, 03/27/2030	63	64,280
Verisk Analytics, Inc. 4.45%, 03/15/2031	83	83,315

		2,165,323

Technology – 3.5%
Alphabet, Inc. 3.70%, 02/15/2029	84	84,066
4.10%, 11/15/2030	76	76,670
4.10%, 02/15/2031	84	84,577
4.375%, 11/15/2032	76	77,023
4.40%, 02/15/2033	84	84,722
4.70%, 11/15/2035	43	43,529
4.80%, 02/15/2036	84	85,367
5.25%, 05/15/2055	71	68,858
5.30%, 05/15/2065	445	421,566
5.35%, 11/15/2045	76	76,296
5.45%, 11/15/2055	29	28,812
5.50%, 02/15/2046	84	85,632
5.65%, 02/15/2056	84	85,901
5.70%, 11/15/2075	421	420,739
Amphenol Corp. 3.80%, 11/15/2027	77	77,073
3.90%, 11/15/2028	77	77,189
4.125%, 11/15/2030	77	77,358
4.375%, 06/12/2028	60	60,762
4.40%, 02/15/2033	77	77,176
4.625%, 02/15/2036	77	76,491
5.00%, 01/15/2035	251	257,418
5.30%, 11/15/2055	77	74,514
5.375%, 11/15/2054	281	276,729

	Principal Amount (000)	U.S. $ Value

Analog Devices, Inc. 4.50%, 06/15/2030	$60	$61,327
Apple, Inc. 2.55%, 08/20/2060	742	417,227
2.80%, 02/08/2061	451	268,480
2.85%, 08/05/2061	648	389,597
4.10%, 08/08/2062	488	388,624
Applied Materials, Inc. 4.00%, 01/15/2031	71	71,015
4.60%, 01/15/2036	71	70,617
Broadcom, Inc. 4.20%, 10/15/2030	54	54,262
4.30%, 01/15/2031	72	72,629
4.60%, 07/15/2030	60	61,300
4.60%, 01/15/2033	72	72,765
4.80%, 04/15/2028	25	25,504
4.90%, 07/15/2032	27	27,800
5.05%, 07/12/2027	114	115,898
5.05%, 04/15/2030	25	25,913
Cisco Systems, Inc. 4.55%, 02/24/2028	59	59,978
5.30%, 02/26/2054	400	389,236
5.35%, 02/26/2064	407	389,369
Dell International LLC/EMC Corp. 4.15%, 02/15/2029	73	73,229
4.50%, 02/15/2031	73	73,337
4.75%, 04/01/2028	55	55,861
5.00%, 04/01/2030	55	56,553
5.30%, 04/01/2032	55	57,100
Hewlett Packard Enterprise Co. 4.05%, 09/15/2027	72	72,120
4.15%, 09/15/2028	72	72,161
4.40%, 10/15/2030	72	72,094
Intel Corp. 3.75%, 03/25/2027	128	127,752
International Business Machines Corp. 4.65%, 02/10/2028	100	101,494
4.90%, 07/27/2052	261	230,293
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 08/19/2028	67	67,419
Oracle Corp. 4.45%, 09/26/2030	71	69,591
4.80%, 08/03/2028	20	20,219
4.95%, 02/04/2031	81	80,830
5.25%, 02/03/2032	9	9,033
5.35%, 05/04/2033	81	81,322
5.70%, 02/04/2036	67	67,022
6.10%, 09/26/2065	71	61,490
6.70%, 02/04/2056	81	78,500
6.85%, 02/04/2066	14	13,426
Roper Technologies, Inc. 4.25%, 09/15/2028	67	67,262
Salesforce, Inc. 1.50%, 07/15/2028	141	133,552
Texas Instruments, Inc. 4.50%, 05/23/2030	60	61,250

	Principal Amount (000)	U.S. $ Value

Tyco Electronics Group SA 4.50%, 02/09/2031	$62	$63,093

		7,606,012

Transportation - Airlines – 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)	272	274,597
Southwest Airlines Co. 4.375%, 11/15/2028	23	23,169
United Airlines 2024-1 Class AA Pass Through Trust Series AA 5.45%, 08/15/2038	275	286,315

		584,081

Transportation - Railroads – 0.0%
Burlington Northern Santa Fe LLC 5.55%, 03/15/2056	79	79,297

Transportation - Services – 0.3%
Element Fleet Management Corp. 4.641%, 11/24/2030(a)	78	78,792
5.037%, 03/25/2030(a)	63	64,639
Fedex Freight Holding Co., Inc. 4.30%, 03/15/2029(a)	80	80,183
4.65%, 03/15/2031(a)	80	80,433
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.55%, 01/15/2031(a)	72	72,463
5.25%, 07/01/2029(a)	9	9,291
5.25%, 02/01/2030(a)	24	24,828
5.35%, 03/30/2029(a)	57	58,926
Ryder System, Inc. 4.30%, 12/01/2030	77	77,302

		546,857

		39,077,500

Financial Institutions – 16.4%
Banking – 10.8%
American Express Co. 4.351%, 07/20/2029	59	59,526
4.731%, 04/25/2029	62	63,007
4.804%, 10/24/2036	77	76,274
4.918%, 07/20/2033	59	60,334
5.016%, 04/25/2031	62	63,962
5.098%, 02/16/2028	292	295,025
5.412%, 02/08/2041	80	81,666
5.667%, 04/25/2036	62	65,620
Banco Santander SA 2.749%, 12/03/2030	400	367,900
6.35%, 03/14/2034	400	431,812
6.921%, 08/08/2033	400	444,256
Bank of America Corp. 2.496%, 02/13/2031	166	155,841
2.687%, 04/22/2032	315	291,762

	Principal Amount (000)	U.S. $ Value

2.972%, 02/04/2033	$332	$306,718
3.419%, 12/20/2028	55	54,439
3.705%, 04/24/2028	129	128,574
4.623%, 05/09/2029	59	59,814
5.425%, 08/15/2035	416	425,905
5.511%, 01/24/2036	26	27,254
5.518%, 10/25/2035	296	303,951
5.744%, 02/12/2036	20	20,899
Bank of Montreal 4.062%, 09/22/2028	71	71,165
4.35%, 09/22/2031	71	71,453
5.203%, 02/01/2028	61	62,532
Series J 4.439%, 01/14/2032	72	72,402
Bank of New York Mellon Corp. (The) Series J 4.967%, 04/26/2034	297	304,642
Bank of Nova Scotia (The) 4.043%, 09/15/2028	72	72,078
4.338%, 09/15/2031	72	72,204
4.932%, 02/14/2029	20	20,359
Banque Federative du Credit Mutuel SA 4.541%, 01/15/2031(a)	200	201,076
BNP Paribas SA 4.916%, 01/15/2034(a)	200	200,962
5.906%, 11/19/2035(a)	428	445,702
Canadian Imperial Bank of Commerce 4.243%, 09/08/2028	69	69,328
4.58%, 09/08/2031	69	70,011
4.857%, 03/30/2029	63	64,102
5.245%, 01/13/2031	25	25,942
Capital One Financial Corp. 4.493%, 09/11/2031	72	72,030
4.722%, 01/30/2032	46	46,356
5.197%, 09/11/2036	72	71,826
5.399%, 01/30/2037	80	80,704
5.468%, 02/01/2029	250	256,310
6.183%, 01/30/2036	127	132,084
6.377%, 06/08/2034	282	305,790
7.964%, 11/02/2034	291	342,458
Citigroup, Inc. 2.976%, 11/05/2030	376	360,317
3.52%, 10/27/2028	118	117,087
4.503%, 09/11/2031	71	71,564
4.542%, 09/19/2030	298	301,454
4.658%, 05/24/2028	52	52,374
4.786%, 03/04/2029	60	60,875
5.174%, 09/11/2036	71	72,196
5.333%, 03/27/2036	31	31,938
5.827%, 02/13/2035	288	299,894
6.174%, 05/25/2034	286	305,319
6.27%, 11/17/2033	29	31,812
Series VAR 3.07%, 02/24/2028	30	29,711
Citizens Financial Group, Inc. 5.253%, 03/05/2031	36	37,126
5.841%, 01/23/2030	118	123,351

	Principal Amount (000)	U.S. $ Value

Deutsche Bank AG/New York NY 4.469%, 12/10/2031	$150	$150,871
4.725%, 02/06/2032	150	151,246
Fifth Third Financial Corp. 5.982%, 01/30/2030	232	243,171
First Citizens BancShares, Inc./NC 4.869%, 03/03/2032	85	84,716
Goldman Sachs Group, Inc. (The) 2.383%, 07/21/2032	403	363,397
2.615%, 04/22/2032	336	308,515
2.65%, 10/21/2032	257	233,880
3.615%, 03/15/2028	129	128,378
4.153%, 10/21/2029	75	75,034
4.369%, 10/21/2031	75	75,001
4.937%, 04/23/2028	33	33,316
4.939%, 10/21/2036	75	74,668
5.049%, 07/23/2030	24	24,614
5.065%, 01/21/2037	78	78,526
5.207%, 01/28/2031	95	98,377
5.218%, 04/23/2031	62	64,194
5.541%, 01/21/2047	78	77,594
HSBC Holdings PLC 2.357%, 08/18/2031	374	344,245
5.874%, 11/18/2035	320	335,840
7.399%, 11/13/2034	313	358,038
JPMorgan Chase & Co. 2.963%, 01/25/2033	331	306,731
3.882%, 07/24/2038	411	372,300
4.323%, 04/26/2028	53	53,184
5.103%, 04/22/2031	61	63,250
5.14%, 01/24/2031	26	26,977
5.193%, 02/05/2037	80	80,842
5.502%, 01/24/2036	26	27,332
5.571%, 04/22/2028	22	22,379
5.576%, 07/23/2036	60	62,360
5.581%, 04/22/2030	68	71,021
5.717%, 09/14/2033	284	301,066
5.766%, 04/22/2035	20	21,391
M&T Bank Corp. 5.179%, 07/08/2031	60	61,957
Macquarie Bank Ltd. 3.915%, 02/03/2028(a)	80	80,310
Mitsubishi HC Finance America LLC 4.558%, 01/14/2031(a)	200	202,310
Morgan Stanley 3.622%, 04/01/2031	88	86,024
4.994%, 04/12/2029	61	62,103
5.042%, 07/19/2030	25	25,696
5.073%, 01/30/2037	80	80,675
5.192%, 04/17/2031	61	63,165
5.23%, 01/15/2031	26	26,918
5.25%, 04/21/2034	185	191,469
5.297%, 04/20/2037	410	420,045
5.32%, 07/19/2035	161	166,583
5.449%, 07/20/2029	84	86,617
5.587%, 01/18/2036	26	27,325
5.652%, 04/13/2028	76	77,356
5.656%, 04/18/2030	14	14,622
5.664%, 04/17/2036	61	64,462
5.831%, 04/19/2035	24	25,627

	Principal Amount (000)	U.S. $ Value

Series G 2.239%, 07/21/2032	$344	$308,458
Series I 4.133%, 10/18/2029	43	43,061
4.356%, 10/22/2031	75	75,093
4.892%, 10/22/2036	75	74,608
National Australia Bank Ltd. 2.332%, 08/21/2030(a)	397	364,414
2.99%, 05/21/2031(a)	394	366,534
Northern Trust Corp. 4.15%, 11/19/2030	78	78,598
PNC Financial Services Group, Inc. (The) 4.075%, 01/26/2029	78	78,223
4.626%, 06/06/2033	309	308,317
4.899%, 05/13/2031	59	60,575
5.222%, 01/29/2031	24	24,916
Regions Banks 6.45%, 06/26/2037	361	395,364
Royal Bank of Canada 3.995%, 11/03/2028	78	78,090
Series G 4.715%, 03/27/2028	63	63,561
4.965%, 01/24/2029	26	26,519
4.97%, 05/02/2031	63	65,002
5.153%, 02/04/2031	26	26,954
Santander Holdings USA, Inc. 5.473%, 03/20/2029	68	69,499
5.741%, 03/20/2031	31	32,238
6.174%, 01/09/2030	260	271,354
6.499%, 03/09/2029	18	18,746
Societe Generale SA 7.367%, 01/10/2053(a)	273	299,063
Standard Chartered PLC 4.529%, 06/05/2032(a)	200	200,342
State Street Corp. 4.536%, 02/28/2028	60	60,950
4.729%, 02/28/2030	60	61,660
4.784%, 10/23/2036	77	76,871
4.821%, 01/26/2034	296	301,772
4.834%, 04/24/2030	62	63,884
Synchrony Financial 5.935%, 08/02/2030	10	10,378
6.00%, 07/29/2036	400	407,564
7.25%, 02/02/2033	382	403,018
Toronto-Dominion Bank (The) 3.913%, 01/13/2028	72	72,064
4.109%, 10/13/2028	75	75,337
4.411%, 01/13/2031	72	72,852
4.574%, 06/02/2028	59	59,816
4.808%, 06/03/2030	59	60,640
Truist Financial Corp. 5.071%, 05/20/2031	59	60,844
UBS Group AG 4.151%, 12/23/2029(a)	200	200,222
4.398%, 09/23/2031(a)	200	200,568

	Principal Amount (000)	U.S. $ Value

US Bancorp 4.839%, 02/01/2034	$299	$303,315
4.967%, 07/22/2033	298	303,263
5.046%, 02/12/2031	20	20,649
5.083%, 05/15/2031	60	62,035
5.10%, 07/23/2030	25	25,844
Wells Fargo & Co. 3.35%, 03/02/2033	326	306,134
3.584%, 05/22/2028	5	4,974
4.078%, 09/15/2029	72	72,019
4.808%, 07/25/2028	51	51,540
4.96%, 01/23/2037	78	78,269
4.97%, 04/23/2029	62	63,202
5.15%, 04/23/2031	62	64,172
5.244%, 01/24/2031	118	122,472
5.433%, 01/23/2047	78	77,275
5.574%, 07/25/2029	284	293,900
5.605%, 04/23/2036	21	22,098
5.707%, 04/22/2028	76	77,395
Zions Bancorp NA 6.816%, 11/19/2035	391	415,688

		23,169,004

Brokerage – 0.5%
Affiliated Managers Group, Inc. 5.50%, 02/15/2036	80	80,730
Apollo Global Management, Inc. 4.60%, 01/15/2031	79	79,518
BGC Group, Inc. 6.15%, 04/02/2030	55	57,233
Blackstone Holdings Finance Co. LLC 2.50%, 01/10/2030(a)	384	361,632
Blue Owl Finance LLC 6.25%, 04/18/2034	336	335,812
Charles Schwab Corp. (The) 4.343%, 11/14/2031	78	78,403
LPL Holdings, Inc. 5.20%, 03/15/2030	60	61,364

		1,054,692

Finance – 1.0%
Apollo Debt Solutions BDC 5.20%, 12/08/2028(a)	80	79,686
Ares Capital Corp. 5.10%, 01/15/2031	69	67,334
5.50%, 09/01/2030	59	58,372
Ares Strategic Income Fund 4.85%, 01/15/2029(a)	72	70,798
5.15%, 01/15/2031(a)	72	69,789
Barings BDC, Inc. 5.20%, 09/15/2028	72	71,235
Blackstone Reg Finance Co. LLC 4.30%, 11/03/2030	78	77,837
4.95%, 02/15/2036	78	77,215
Blackstone Secured Lending Fund 5.125%, 01/31/2031	75	72,708
5.25%, 09/04/2029	83	82,405

	Principal Amount (000)	U.S. $ Value

Blue Owl Credit Income Corp. 5.80%, 03/15/2030	$25	$24,514
Blue Owl Technology Finance Corp. 6.125%, 01/23/2031	78	74,656
Brookfield Finance, Inc. 5.33%, 01/15/2036	66	65,832
Carlyle Secured Lending, Inc. 5.75%, 02/15/2031	34	32,863
Franklin BSP Capital Corp. 6.00%, 10/02/2030(a)	71	69,020
FS KKR Capital Corp. 6.875%, 08/15/2029	24	23,691
Goldman Sachs BDC, Inc. 5.10%, 01/28/2029	78	76,896
Goldman Sachs Private Credit Corp. 5.05%, 02/23/2028(a)	82	81,462
5.875%, 01/31/2031(a)	78	76,663
Golub Capital Private Credit Fund 5.45%, 08/15/2028(a)	60	60,019
HA Sustainable Infrastructure Capital, Inc. 6.75%, 07/15/2035	60	63,014
HPS Corporate Lending Fund 4.90%, 09/11/2028(a)	71	70,131
5.15%, 04/02/2029(a)	72	71,435
5.30%, 06/05/2027(a)	55	55,213
5.45%, 11/15/2030(a)	71	69,905
5.65%, 04/02/2031(a)	72	71,327
Main Street Capital Corp. 5.40%, 08/15/2028	66	66,303
North Haven Private Income Fund LLC 5.125%, 09/25/2028(a)	70	69,259
Oaktree Specialty Lending Corp. 6.34%, 02/27/2030	59	58,102
Sixth Street Specialty Lending, Inc. 5.625%, 08/15/2030	59	58,634
USAA Capital Corp. 4.375%, 06/01/2028(a)	150	151,900

		2,118,218

Financial Services – 0.1%
Intercontinental Exchange, Inc. 3.95%, 12/01/2028	79	79,180
4.20%, 03/15/2031	79	79,518
Lincoln Financial Global Funding 4.625%, 08/18/2030(a)	69	69,404
Sammons Financial Group Global Funding 4.95%, 06/12/2030(a)	60	61,170
5.05%, 01/10/2028(a)	25	25,420

		314,692

Insurance – 3.5%
American National Global Funding 5.25%, 06/03/2030(a)	59	60,149

	Principal Amount (000)	U.S. $ Value

Athene Global Funding 5.583%, 01/09/2029(a)	$211	$215,990
Athene Holding Ltd. 3.45%, 05/15/2052	1,382	845,286
3.95%, 05/25/2051	403	276,664
Brighthouse Financial, Inc. 4.70%, 06/22/2047	631	439,277
Brown & Brown, Inc. 4.70%, 06/23/2028	60	60,643
CNO Global Funding 4.70%, 12/11/2030(a)	80	80,254
Corebridge Global Funding 4.45%, 10/02/2030(a)	71	71,196
4.55%, 01/09/2031(a)	72	72,257
4.85%, 06/06/2030(a)	59	60,142
4.90%, 01/07/2028(a)	25	25,395
Elevance Health, Inc. 4.00%, 09/15/2028	72	72,126
F&G Annuities & Life, Inc. 6.25%, 10/04/2034	383	365,700
F&G Global Funding 4.50%, 01/09/2029(a)	72	71,473
4.65%, 09/08/2028(a)	69	68,794
GA Global Funding Trust 4.50%, 09/18/2030(a)	150	148,109
5.50%, 04/01/2032(a)	150	152,110
Guardian Life Global Funding 4.066%, 09/05/2028(a)	69	69,137
4.327%, 10/06/2030(a)	74	74,498
4.402%, 12/11/2030(a)	80	80,758
4.673%, 09/05/2032(a)	69	69,661
4.798%, 04/28/2030(a)	62	63,580
Health Care Service Corp. A Mutual Legal Reserve Co. 5.875%, 06/15/2054(a)	363	352,364
Jackson National Life Global Funding 4.70%, 06/05/2028(a)	150	151,620
Lincoln National Corp. 5.35%, 11/15/2035	76	74,190
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(a)	588	384,099
Met Tower Global Funding 4.00%, 01/14/2029(a)	150	150,197
Mutual of Omaha Cos. Global Funding 4.546%, 01/13/2031(a)	72	72,445
New York Life Global Funding 4.15%, 07/25/2028(a)	59	59,364
4.40%, 04/25/2028(a)	62	62,663
4.60%, 06/03/2030(a)	59	60,347
Northwestern Mutual Global Funding 4.125%, 08/25/2028(a)	71	71,395
4.30%, 01/13/2031(a)	72	72,490
4.60%, 06/03/2030(a)	59	60,125

	Principal Amount (000)	U.S. $ Value

Pacific Life Global Funding II 4.375%, 02/03/2031(a)	$80	$80,974
4.45%, 05/01/2028(a)	62	62,664
Pricoa Global Funding I 4.35%, 11/25/2030(a)	150	151,516
4.70%, 05/28/2030(a)	150	152,800
4.75%, 08/26/2032(a)	150	151,528
Principal Life Global Funding II 4.25%, 08/18/2028(a)	69	69,243
4.45%, 01/13/2031(a)	72	72,582
4.80%, 01/09/2028(a)	130	131,954
Protective Life Global Funding 4.161%, 01/15/2029(a)	150	150,147
4.803%, 06/05/2030(a)	150	153,124
Prudential Financial, Inc. 4.50%, 09/15/2047	301	296,921
5.70%, 09/15/2048	292	294,958
RGA Global Funding 4.35%, 08/25/2028(a)	71	71,419
4.60%, 11/25/2030(a)	78	78,558
5.00%, 08/25/2032(a)	71	72,056
5.25%, 01/09/2030(a)	25	25,905
5.448%, 05/24/2029(a)	24	24,923
Trustage Financial Group, Inc. 4.625%, 04/15/2032(a)	370	363,296
Western-Southern Global Funding 4.50%, 07/16/2028(a)	60	60,580

		7,479,646

REITs – 0.5%
American Homes 4 Rent LP 4.95%, 06/15/2030	59	60,152
CBRE Services, Inc. 4.80%, 06/15/2030	62	63,200
4.90%, 01/15/2033	79	79,928
5.95%, 08/15/2034	245	261,903
EPR Properties 4.75%, 11/15/2030	76	76,163
Essex Portfolio LP 4.875%, 02/15/2036	80	79,102
GLP Capital LP/GLP Financing II, Inc. 5.625%, 03/01/2036	85	85,003
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030	11	11,275
Phillips Edison Grocery Center Operating Partnership I LP 4.75%, 03/15/2033	85	85,108
Realty Income Corp. 3.95%, 02/01/2029	71	71,138
Regency Centers LP 4.50%, 03/15/2033	22	21,996
Simon Property Group LP 4.375%, 10/01/2030	67	67,821

	Principal Amount (000)	U.S. $ Value

Store Capital LLC 4.95%, 02/11/2031(a)	$81	$81,740
VICI Properties LP 4.75%, 04/01/2028	55	55,549
WP Carey, Inc. 4.65%, 07/15/2030	39	39,547

		1,139,625

		35,275,877

Utility – 1.9%
Electric – 1.5%
AEP Transmission Co. LLC 5.15%, 04/01/2034	34	35,127
Black Hills Corp. 4.55%, 01/31/2031	71	71,697
CenterPoint Energy Houston Electric LLC Series AR 4.85%, 04/01/2036	51	51,183
Connecticut Light & Power Co. (The) 4.95%, 01/15/2030	25	25,828
Dominion Energy, Inc. 4.60%, 05/15/2028	59	59,832
Duke Energy Florida LLC 4.20%, 12/01/2030	79	79,509
Edison International 4.80%, 03/15/2031	83	82,957
Eversource Energy 4.45%, 12/15/2030	75	75,489
National Rural Utilities Cooperative Finance Corp. 3.95%, 12/10/2027	79	79,253
4.30%, 12/10/2030	79	79,661
Series D 4.05%, 02/09/2029	80	80,383
4.15%, 08/25/2028	71	71,490
NextEra Energy Capital Holdings, Inc. 4.40%, 03/01/2031	80	80,858
4.685%, 09/01/2027	35	35,399
4.85%, 02/04/2028	20	20,366
5.85%, 03/01/2056	80	80,442
Niagara Mohawk Power Corp. 4.647%, 10/03/2030 (a)	60	60,964
NRG Energy, Inc. 4.734%, 10/15/2030 (a)	14	14,143
NSTAR Electric Co. 4.85%, 03/01/2030	60	61,760
Oncor Electric Delivery Co. LLC 4.65%, 11/01/2029	25	25,567
5.35%, 04/01/2035(a)	47	48,905
Pacific Gas & Electric Co. 5.05%, 10/15/2032	74	75,424
5.55%, 05/15/2029	294	305,701
PacifiCorp 3.30%, 03/15/2051	127	83,513
4.125%, 01/15/2049	55	42,268
4.15%, 02/15/2050	31	23,563
4.25%, 03/15/2029	81	81,581

	Principal Amount (000)	U.S. $ Value

5.35%, 12/01/2053	$443	$397,176
5.50%, 05/15/2054	431	394,205
5.80%, 01/15/2055	327	311,278
Pinnacle West Capital Corp. 4.90%, 05/15/2028	60	61,118
5.15%, 05/15/2030	60	62,144
Public Service Co. of New Hampshire 4.40%, 07/01/2028	59	59,743
San Diego Gas & Electric Co. 5.40%, 04/15/2035	63	65,678
Union Electric Co. 4.80%, 03/15/2036	83	83,231
Wisconsin Electric Power Co. 3.95%, 03/01/2029	34	34,077
Xcel Energy, Inc. 4.75%, 03/21/2028	63	63,968

		3,365,481

Natural Gas – 0.4%
Boston Gas Co. 4.487%, 02/15/2042(a)	464	405,453
Brooklyn Union Gas Co. (The) 4.504%, 03/10/2046(a)	455	385,881

		791,334

		4,156,815

Total Corporates - Investment Grade (cost $77,680,747)		78,510,192

CORPORATES - NON-INVESTMENT GRADE – 6.4%
Industrial – 6.0%
Basic – 0.3%
Celanese US Holdings LLC 7.00%, 02/15/2031	25	25,768
Cleveland-Cliffs, Inc. 6.75%, 04/15/2030(a)	119	120,661
7.625%, 01/15/2034(a)	393	403,359
Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(a)	124	123,849

		673,637

Capital Goods – 0.2%
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)	394	368,855
Smyrna Ready Mix Concrete LLC 6.00%, 11/01/2028(a)	129	128,993

		497,848

Communications - Media – 0.9%
DIRECTV Financing LLC 8.875%, 02/01/2030(a)	357	357,271
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(a)	366	374,348

	Principal Amount (000)	U.S. $ Value

Discovery Global Holdings, Inc. 5.05%, 03/15/2042	$547	$384,328
VZ Secured Financing BV 5.00%, 01/15/2032(a)	457	406,259
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)	468	406,154

		1,928,360

Consumer Cyclical - Automotive – 0.7%
American Axle & Manufacturing, Inc. 5.00%, 10/01/2029	109	106,304
7.75%, 10/15/2033(a)	375	381,000
Nissan Motor Acceptance Co. LLC 5.625%, 09/29/2028(a)	53	53,342
6.125%, 09/30/2030(a)	52	52,116
Nissan Motor Co., Ltd. 4.81%, 09/17/2030(a)	325	309,062
8.125%, 07/17/2035(a)	200	217,920
ZF North America Capital, Inc. 6.75%, 04/23/2030(a)	370	373,904

		1,493,648

Consumer Cyclical - Other – 0.2%
Marriott Ownership Resorts, Inc. 6.50%, 10/01/2033(a)	411	398,074

Consumer Non-Cyclical – 1.4%
Accendra Health, Inc. 6.625%, 04/01/2030(a)	59	28,630
B&G Foods, Inc. 8.00%, 09/15/2028(a)	360	349,286
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)	137	125,729
5.25%, 05/15/2030(a)	327	314,280
9.75%, 01/15/2034(a)	115	121,159
10.875%, 01/15/2032(a)	215	233,314
HAH Group Holding Co. LLC 9.75%, 10/01/2031(a)	401	357,407
Organon & Co./Organon Foreign Debt Co-Issuer BV 7.875%, 05/15/2034(a)	451	420,233
Paradigm Parent LLC & Paradigm Parent CO-Issuer, Inc. 8.75%, 04/17/2032(a)	451	391,207
US Acute Care Solutions LLC 9.75%, 05/15/2029(a)	385	385,104
Viking Baked Goods Acquisition Corp. 8.625%, 11/01/2031(a)	300	303,801

		3,030,150

	Principal Amount (000)	U.S. $ Value

Energy – 1.7%
Crescent Energy Finance LLC 7.375%, 01/15/2033(a)	$400	$397,516
7.875%, 04/15/2032(a)	354	359,908
8.375%, 01/15/2034(a)	55	56,780
Ferrellgas LP/Ferrellgas Finance Corp. 9.25%, 01/15/2031(a)	395	409,742
Hilcorp Energy I LP/Hilcorp Finance Co. 6.875%, 05/15/2034(a)	404	394,890
7.25%, 02/15/2035(a)	401	397,419
Moss Creek Resources Holdings, Inc. 8.25%, 09/01/2031(a)	417	411,783
Nabors Industries, Inc. 7.625%, 11/15/2032(a)	406	417,112
8.875%, 08/15/2031(a)	397	411,173
SM Energy Co. 8.75%, 07/01/2031(a)	349	365,937
9.625%, 06/15/2033(a)	55	60,803

		3,683,063

Other Industrial – 0.2%
S&S Holdings LLC 8.375%, 10/01/2031(a)	369	346,495

Services – 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)	133	130,919

Transportation - Airlines – 0.1%
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)	266	270,025

Transportation - Services – 0.2%
Hertz Corp. (The) 12.625%, 07/15/2029(a)	413	380,344

		12,832,563

Utility – 0.2%
Electric – 0.2%
NRG Energy, Inc. 5.75%, 01/15/2034(a)	71	72,004
XPLR Infrastructure Operating Partners LP 7.75%, 04/15/2034(a)	378	391,789

		463,793

Natural Gas – 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 06/01/2030(a)	25	26,772

		490,565

	Principal Amount (000)	U.S. $ Value

Financial Institutions – 0.2%
Finance – 0.2%
Navient Corp. 5.625%, 08/01/2033	$420	$345,105

Financial Services – 0.0%
Herc Holdings, Inc. 7.00%, 06/15/2030(a)	38	39,811

REITs – 0.0%
Rithm Capital Corp. 8.00%, 07/15/2030(a)	59	59,103

		444,019

Total Corporates - Non-Investment Grade (cost $13,673,712)		13,767,147

MORTGAGE PASS-THROUGHS – 4.5%
Agency Fixed Rate 30-Year – 4.5%
Federal Home Loan Mortgage Corp. Series 2022 3.00%, 03/01/2052	712	651,217
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035	47	48,995
Series 2007 5.50%, 07/01/2035	7	6,962
Series 2016 4.00%, 02/01/2046	333	331,865
Series 2017 4.00%, 07/01/2044	201	200,585
Series 2018 4.50%, 03/01/2048	109	110,193
4.50%, 11/01/2048	231	231,519
5.00%, 11/01/2048	130	132,937
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033	13	13,303
5.50%, 07/01/2033	29	29,674
Series 2004 5.50%, 04/01/2034	4	3,784
5.50%, 05/01/2034	9	9,035
5.50%, 11/01/2034	13	13,851
5.50%, 01/01/2035	128	133,898
Series 2005 5.50%, 02/01/2035	18	18,953
Series 2007 5.50%, 08/01/2037	88	91,653
Series 2012 3.50%, 02/01/2042	95	92,096
Series 2013 3.50%, 04/01/2043	515	496,620
Series 2018 4.50%, 09/01/2048	146	146,917
Series 2021 2.00%, 07/01/2051	1,581	1,321,903
2.00%, 12/01/2051	698	582,618
Series 2022 2.50%, 03/01/2052	1,120	985,372

	Principal Amount (000)	U.S. $ Value

Government National Mortgage Association Series 2023 5.50%, 04/20/2053	$406	$414,747
Series 2026 2.00%, 03/01/2056, TBA	395	334,577
2.50%, 03/01/2056, TBA	394	347,603
3.00%, 03/01/2056, TBA	195	178,801
3.50%, 03/01/2056, TBA	150	140,730
4.50%, 03/01/2056, TBA	344	339,836
5.00%, 03/01/2056, TBA	414	415,455
6.00%, 03/01/2056, TBA	88	89,785
Uniform Mortgage-Backed Security Series 2026 5.00%, 03/01/2056, TBA	134	134,607
5.50%, 03/01/2056, TBA	525	533,449
6.00%, 03/01/2056, TBA	877	899,576
6.50%, 03/01/2056, TBA	192	199,388

Total Mortgage Pass-Throughs (cost $9,911,940)		9,682,504

COLLATERALIZED LOAN OBLIGATIONS – 1.7%
CLO - Floating Rate – 1.7%
Elmwood CLO 45 Ltd. Series 2025-8A, Class A1 5.139% (CME Term SOFR 3 Month + 1.25%), 10/17/2038(a) (b)	750	752,842
Flatiron CLO 25 Ltd. Series 2024-2A, Class A 5.018% (CME Term SOFR 3 Month + 1.35%), 10/17/2037(a) (b)	460	461,186
Neuberger Berman Loan Advisers CLO 59 Ltd. Series 2024-59A, Class A1 4.961% (CME Term SOFR 3 Month + 1.29%), 01/23/2039(a) (b)	500	501,739
Pikes Peak CLO 18 Series 2025-18A, Class A1 4.888% (CME Term SOFR 3 Month + 1.22%), 04/20/2038(a) (b)	500	500,742
Pikes Peak CLO 8 Series 2021-8A, Class A1R 4.998% (CME Term SOFR 3 Month + 1.33%), 01/20/2038(a) (b)	300	300,756
Signal Peak CLO 14 Ltd. Series 2024-14A, Class A 4.969% (CME Term SOFR 3 Month + 1.30%), 01/22/2038(a) (b)	300	300,000
Silver Point CLO 12 Ltd. Series 2025-12A, Class A1 5.288% (CME Term SOFR 3 Month + 1.31%), 10/15/2038(a) (b)	750	749,547

Total Collateralized Loan Obligations (cost $3,563,817)		3,566,812

	Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 1.6%
Autos - Fixed Rate – 0.9%
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)	$21	$20,639
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)	475	479,834
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028	22	21,374
Series 2021-N4, Class D 2.30%, 09/11/2028	36	35,028
Enterprise Fleet Financing LLC Series 2023-2, Class A2 5.56%, 04/22/2030(a)	100	100,372
FHF Trust Series 2023-1A, Class A2 6.57%, 06/15/2028(a)	24	24,199
Flagship Credit Auto Trust Series 2020-1, Class E 3.52%, 06/15/2027(a)	333	332,565
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)	542	540,064
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	128	129,128
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)	56	56,961
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)	57	56,683
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028	96	96,041
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)	50	49,947
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(c) (d) (e) (f) (g)	28	26,335
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(a)	70	71,007

		2,040,177

Other ABS - Fixed Rate – 0.7%
College Ave Student Loans LLC Series 2021-C, Class C 3.06%, 07/26/2055(a)	142	134,519

	Principal Amount (000)	U.S. $ Value

Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)	$61	$61,048
Diamond Issuer LLC Series 2021-1A, Class B 2.701%, 11/20/2051(a)	566	549,644
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)	178	167,840
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3 6.46%, 09/20/2032(a)	26	26,373
MVW LLC Series 2021-2A, Class C 2.23%, 05/20/2039(a)	206	197,243
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)	220	199,455
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(a)	40	40,189
Series 2024-3, Class A 6.258%, 10/15/2031(a)	71	70,630

		1,446,941

Total Asset-Backed Securities (cost $3,545,609)		3,487,118

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.4%
Non-Agency Fixed Rate CMBS – 1.4%
BANK5 Series 2025-5YR14, Class A3 5.646%, 04/15/2058	600	632,699
BMO Mortgage Trust Series 2025-5C10, Class A3 5.578%, 05/15/2058	500	525,240
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026(e)	21	21,028
Series 2021-1, Class A2 2.435%, 08/15/2026(e)	719	712,306
Series 2021-1, Class AS 2.638%, 08/15/2026(e)	25	24,491
Wells Fargo Commercial Mortgage Trust Series 2024-5C2, Class A3 5.92%, 11/15/2057	500	529,099
Series 2025-5C5, Class A3 5.59%, 07/15/2058	500	526,662

		2,971,525

	Principal Amount (000)	U.S. $ Value

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-39, Class IO 0.162%, 07/16/2046(h)	$103	$2

Total Commercial Mortgage-Backed Securities (cost $2,960,234)		2,971,527

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Risk Share Floating Rate – 0.2%
Bellemeade Re Ltd. Series 2023-1, Class M1A 5.867% (CME Term SOFR + 2.20%), 10/25/2033(a) (b)	43	43,230
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1 5.967% (CME Term SOFR + 2.30%), 01/25/2043(a) (b)	129	131,830
Series 2024-R02, Class 1M1 4.767% (CME Term SOFR + 1.10%), 02/25/2044(a) (b)	52	51,768
Series 2024-R04, Class 1M1 4.767% (CME Term SOFR + 1.10%), 05/25/2044(a) (b)	57	57,370
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2024-DNA1, Class M1 5.017% (CME Term SOFR + 1.35%), 02/25/2044(a) (b)	131	130,757
Series 2024-HQA1, Class M1 4.917% (CME Term SOFR + 1.25%), 03/25/2044(a) (b)	109	109,089

		524,044

Non-Agency Floating Rate – 0.0%
Federal Home Loan Mortgage Corp. Mscr Trust Mn1 Series 2021-MN1, Class M1 5.667% (CME Term SOFR + 2.00%), 01/25/2051(a) (b)	22	21,920

Total Collateralized Mortgage Obligations (cost $542,323)		545,964

EMERGING MARKETS - CORPORATE BONDS – 0.1%
Industrial – 0.1%
Energy – 0.1%
Raizen Fuels Finance SA 6.25%, 07/08/2032(a) (cost $282,987)	359	167,610

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 5.9%
Investment Companies – 5.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(i) (j) (k) (cost $12,687,631)	12,687,631	$12,687,631

Total Investments – 101.4% (cost $216,620,880)(l)		218,562,357
Other assets less liabilities – (1.4)%		(3,007,146)

Net Assets – 100.0%		$215,555,211

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	56	June 2026	$6,537,125	$32,562
U.S. Long Bond (CBT) Futures	102	June 2026	12,083,814	110,766
U.S. T-Note 2 Yr (CBT) Futures	1	June 2026	209,273	47
U.S. T-Note 5 Yr (CBT) Futures	21	June 2026	2,312,953	12,633
Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	73	June 2026	8,308,313	(35,461)
U.S. Ultra Bond (CBT) Futures	86	June 2026	10,457,063	(94,219)

				$26,328

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $34,692,448 or 16.1% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2026.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Non-income producing security.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.36% of net assets as of February 28, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026	06/04/2021-08/03/2023	$20,139	$21,028	0.01%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	721,228	712,306	0.33%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/05/2021-04/01/2021	25,065	24,491	0.01%
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	28,165	26,335	0.01%

(f)	Fair valued by the Adviser.
(g)	Defaulted.
(h)	IO - Interest Only.
(i)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(j)	The rate shown represents the 7-day yield as of period end.
(k)	Affiliated investments.
(l)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,217,162 and gross unrealized depreciation of investments was $(1,249,357), resulting in net unrealized appreciation of $1,967,805.

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

AB Active ETFs, Inc.

AB Core Plus Bond ETF

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$93,175,852	$—	$93,175,852
Corporates - Investment Grade	—	78,510,192	—	78,510,192
Corporates - Non-Investment Grade	—	13,767,147	—	13,767,147
Mortgage Pass-Throughs	—	9,682,504	—	9,682,504
Collateralized Loan Obligations	—	3,566,812	—	3,566,812
Asset-Backed Securities	—	3,460,783	26,335	3,487,118
Commercial Mortgage-Backed Securities	—	2,971,527	—	2,971,527
Collateralized Mortgage Obligations	—	545,964	—	545,964
Emerging Markets - Corporate Bonds	—	167,610	—	167,610
Short-Term Investments	12,687,631	—	—	12,687,631

Total Investments in Securities	12,687,631	205,848,391	26,335	218,562,357
Other Financial Instruments(a):
Assets:
Futures	156,008	—	—	156,008
Liabilities:
Futures	(129,680)	—	—	(129,680)

Total	$12,713,959	$205,848,391	$26,335	$218,588,685

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$10,995	$12,406	$10,713	$12,688	$101